Document And Entity Information	Nov. 23, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	Offerpad Solutions Inc.
Entity Central Index Key	0001825024
Entity Emerging Growth Company	true
Entity File Number	001-39641
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	2150 E. Germann Road
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	(844)
Local Phone Number	388-4539
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Redemption Of Warrants For Shares Of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	OPADWS
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE